ADVANCED SERIES TRUST

AST Global Real Estate Portfolio

Supplement dated November 28, 2018 to the

Currently Effective Prospectus and Statement of Additional Information

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) and Statement of Additional Information (SAI) for the Advanced Series Trust (the Trust) relating to the AST Global Real Estate Portfolio (the Portfolio) and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have meanings given to them in the Trust’s Prospectus and SAI.

A. New Subadvisory Arrangement and Investment Strategy Change

The Board of Trustees of the Trust (the Board) has approved: (i) replacing PGIM Real Estate, a division of PGIM, Inc. (PGIM Real Estate), as the subadviser to the Portfolio with Cohen & Steers Capital Management, Inc. (Cohen & Steers), Cohen & Steers Asia Limited (Cohen and Steers Asia) and Cohen & Steers UK Limited (Cohen and Steers UK); and (ii) revising the investment strategy of the Portfolio. These changes are expected to become effective on or about January 28, 2019.

To reflect these changes, the Prospectus and the SAI are hereby revised as follows, effective January 28, 2019:

I.	All references and information pertaining to PGIM Real Estate are hereby deleted from the Prospectus.

II.	The description of the Principal Investment Strategies in the “SUMMARY: AST GLOBAL REAL ESTATE PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus relating to the Portfolio is hereby deleted and replaced with the description set forth below:

In pursuing its investment objective, under normal market conditions, the Portfolio invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in common stocks and other equity securities issued by US and non-US real estate companies. Real estate equity securities include common stocks and other equity securities issued by US and non-US real estate companies, including real estate investment trusts (“REITs”) and similar REIT-like entities. That means that the Portfolio concentrates its investments in companies that (i) derive at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate and land; or (ii) have at least 50% of its assets invested in such real estate. The Portfolio may invest without limit in shares of REITs. The Portfolio may invest in real estate companies of any market capitalization.

Under normal market conditions, the Portfolio invests at least 30% in real estate companies organized or located outside the US or doing a substantial amount of business outside the US. The Portfolio considers a company that derives at least 50% of its revenue from business outside the US or has at least 50% of its assets outside the US as doing a substantial amount of business outside the US. The non-US companies in which the Portfolio invests may include those domiciled in emerging market countries. The Portfolio is not limited in the extent to which it may invest in emerging market companies.

The Portfolio invests in equity-related securities of real estate companies on a global basis, which means that the companies may be US companies or foreign companies. The Portfolio may invest up to 15% of its net assets in ownership interests in commercial real estate through investments in private real estate.

III.	The table in the “SUMMARY: AST GLOBAL REAL ESTATE PORTFOLIO – MANAGEMENT OF THE PORTFOLIO” section of the Prospectus relating to the Portfolio is hereby deleted and replaced with the table set forth below:

Investment Managers	Subadviser	Portfolio Manager	Title	Service Date
PGIM Investments LLC	Cohen & Steers Capital Management, Inc.; Cohen & Steers Asia Limited; Cohen & Steers UK Limited	Jon Cheigh	Executive Vice President	January 2019
AST Investment Services, Inc.
		William Leung	Senior Vice President	January 2019
		Rogier Quirijns	Senior Vice President	January 2019
		Luke Sullivan	Senior Vice President	January 2019

IV.	The section of the Prospectus entitled “MORE DETAILED INFORMATION ON HOW THE PORTFOLIOS INVEST – AST GLOBAL REAL ESTATE PORTFOLIO – Principal Investment Policies” is hereby deleted and replaced with the information set forth below:

In pursuing its investment objective, under normal market conditions, the Portfolio invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in common stocks and other equity securities issued by US and non-US real estate companies. Real estate equity securities include common stocks and other equity securities issued by real estate companies, including REITs and similar REIT-like entities. That means that the Portfolio concentrates its investments in companies that (i) derive at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate and land; or (ii) have at least 50% of its assets invested in such real estate. REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. Foreign REITS and REIT-like entities are organized outside of the US and have operations and receive tax treatment in their respective countries similar to that of US REITs.

The Portfolio’s subadviser adheres to a bottom-up, relative value investment process when selecting publicly traded real estate securities. The subadviser utilizes a proprietary valuation model that quantifies relative valuation of real estate securities based on price-to-net asset value (“NAV”), cash flow multiple/growth ratios and a dividend discount model (“DDM”). Analysts incorporate both quantitative and qualitative analysis in their NAV, cash flow, growth and DDM estimates. The research process includes an evaluation of the commercial real estate supply and demand dynamics, management, strategy, property quality, financial strength and corporate structure. Judgments with respect to risk control, geographic and property sector diversification, liquidity and other factors are considered along with the models’ output and drive the portfolio managers’ investment decisions.

The Portfolio may invest without limit in shares of REITs. The Portfolio may also invest in real estate companies of any market capitalization.

Under normal market conditions, the Portfolio invests at least 30% in real estate companies organized or located outside the US or doing a substantial amount of business outside the US. The Portfolio considers a company that derives at least 50% of its revenue from business outside the US or has at least 50% of its assets outside the US as doing a substantial amount of business outside the US. The non-US companies in which the Portfolio invests may include those domiciled in emerging market countries. The Portfolio is not limited in the extent to which it may invest in emerging market companies. The Portfolio may also invest in securities of foreign companies in the form of American Depository Receipts (“ADRs”), Global Depository Receipts (“GDRs”) and European Depository Receipts (“EDRs”).

The Portfolio may engage in foreign currency transactions, including foreign currency forward contracts, futures contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-US companies. The Portfolio’s primary use of foreign currency transactions reduce the foreign currency risk inherent in the Portfolio’s investments.

The Portfolio is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers.

V.	The section of the Prospectus entitled “HOW THE TRUST IS MANAGED – INVESTMENT SUBADVISERS” is here by revised by adding the information set forth below:

Cohen & Steers Asia (“CNS Asia”), with offices located at 1201-2 Champion Tower, No. 3 Garden Road, Central Hong Kong, is a wholly owned subsidiary of Cohen & Steers, Inc. (“CNS”). CNS Asia provides investment research and advisory services with respect to Asia Pacific real estate securities and provides trade order execution services. CNS Asia is a registered investment advisor with the SEC, is authorized by the Hong Kong Securities Finance Commission as an investment manager, and is approved as an investment manager by the Luxembourg Commission de Surveillance du Secteur Financier (“CSSF”) and by the Central Bank of Ireland. CNS Asia was formed in 2005.

Cohen & Steers UK Limited (“CNS UK”), with offices located at 50 Pall Mall, 7th Floor, London, SW1Y 5JH, United Kingdom, is a wholly owned subsidiary of CNS. CNS UK provides investment research and advisory services to Cohen & Steers Capital Management, Inc. in connection with managing investments in Europe and provides trade order execution services. CNS UK is a registered investment advisor with the SEC, is authorized by the UK Financial Conduct Authority as an investment manager and is approved as an investment manager by the CSSF. CNS UK may provide investment management services in several EU member states pursuant to the Markets in Financial Instruments Directive. CNS UK was formed in 2006.

VI.	The section of the Prospectus entitled “HOW THE TRUST IS MANAGED – PORFOLIO MANAGERS – AST Global Real Estate Portfolio” is hereby deleted and replaced with the information set forth below:

Cohen & Steers Capital Management, Inc. Cohen & Steers Asia Limited and Cohen & Steers UK Limited utilize a team-based approach in managing the Portfolio. Messrs. Cheigh, Leung, Quirijns and Sullivan direct and supervise the execution of the Portfolio’s investment strategy, and lead and guide the other members of the investment team.

Jon Cheigh, Executive Vice President, is a global portfolio manager for the firm’s real estate securities portfolios and oversees the global research process for real estate securities. He has 23 years of investment experience. Mr. Cheigh holds a BA cum laude from Williams College and an MBA from the University of Chicago. He is based in New York.

William Leung, Senior Vice President, is a portfolio manager for Cohen & Steers’ global real estate securities portfolios and co-head of the Asia Pacific investment research team. He has 23 years of investment experience. Mr. Leung has an MBA from The Hong Kong University of Science & Technology and a BA from Hong Kong Polytechnic University. He is based in Hong Kong.

Rogier Quirijns, Senior Vice President, is a portfolio manager and oversees the research and analyst team for European real estate securities. He has 19 years of investment experience. Mr. Quirijns holds a degree in business economics from the University of Amsterdam. He is based in London.

Luke Sullivan, Senior Vice President, is a portfolio manager for Cohen & Steers’ global real estate securities portfolios and co-head of our Asia Pacific investment research team. He has 18 years of investment experience. Mr. Sullivan holds a Bachelor’s of Law and Economics from Australian National University. He is based in Hong Kong.

VII.	The section of the Prospectus entitled “NET ASSET VALUE - Valuation of Private Real Estate-Related Investments” is hereby deleted and replaced with the information set forth below:

Valuation of Private Real Estate-Related Investments. Private real estate-related investments owned by the AST Global Real Estate Portfolio will be fair valued each day using a methodology set forth in Valuation Policies and Procedures adopted by the Board of the Trust that incorporate periodic independently appraised values of the properties and include an estimate each day of net operating income (which reflects operating income and operating losses) for each property. Estimates of net operating income are adjusted monthly on a going forward basis as actual net operating income is recognized monthly.

An appraisal is an estimate of market value and not a precise measure of realizable value. Generally, appraisals will consider the financial aspects of a property, market transactions and the relative yield for an asset measured against comparable real estate investments. On any day, Cohen & Steers may recommend to the Board’s Valuation Committee an adjustment to the value of a private real estate-related investment based on market events or issuer-specific events that have increased or decreased the realizable value of the security. For example, adjustments may be recommended by Cohen & Steers for events indicating an impairment of a borrower’s or lessee’s ability to pay amounts due or events which affect property values of the surrounding area. Other major market events for which adjustments may be recommended by Cohen & Steers include changes in interest rates, domestic or foreign government actions or pronouncements, suspended trading or closings of stock exchanges, natural disasters or terrorist attacks. There can be no assurance that the factors for which an adjustment may be recommended by Cohen & Steers will immediately come to the attention of Cohen & Steers. Appraised values do not necessarily represent the price at which real estate would sell since market prices of real estate can only be determined by negotiation between a willing buyer and seller. The realizable market value of real estate depends to a great extent on economic and other conditions beyond the control of the AST Global Real Estate Portfolio

VIII.	The table in Part I of the SAI entitled “Fee Waivers & Expense Limitations” is hereby revised by adding the following information for the Portfolio:

Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
AST Global Real Estate Portfolio	The Manager has contractually agreed to waive 0.051% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

IX.	The table in Part I of the SAI entitled “Portfolio Subadvisers and Fee Rates” is hereby revised by replacing the information pertaining to the Portfolio with the information set forth below:

Portfolio Subadviser and Fee Rates
Portfolio	Subadviser	Fee Rate
AST Global Real Estate Portfolio	Cohen & Steers Capital Management, Inc.; Cohen & Steers Asia Limited; Cohen & Steers UK Limited	0.35% of average daily net assets to $150 million; and 0.30% of average daily net assets over $150 million

X.	The table in Part I of the SAI entitled “Subadvisory Fees Paid by PGIM Investments” is hereby revised by adding a footnote (*) to the reference to PGIM Real Estate for the Portfolio.

XI.	The table in Part I of the SAI entitled “PORTFOLIO MANAGERS: OTHER ACCOUNTS” is hereby revised by replacing the information pertaining to the Portfolio with the information set forth below:

Subadviser	Portfolio Managers	Registered Investment Companies*	Other Pooled Investment Vehicles*	Other Accounts*	Ownership of Portfolio Securities*, **
Cohen & Steers	Jon Cheigh	7/$9,674,845,486	26/$4,322,394,953	16/$4,143,020,389	None
	William Leung	2/$1,843,065,077	24/$5,497,832,958	11/$2,650,692,882	None
	Rogier Quirijns	2/$1,843,065,077	24/$5,497,832,958	10/$2,297,743,734	None
	Luke Sullivan	2/$1,843,065,077	24/$5,497,832,958	10/$2,297,743,734	None

*Information as of October 31, 2018.

** Portfolio Manager ownership of portfolio securities as of October 31, 2018.

XII.	The section in Part I of the SAI entitled “ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS – COMPENSATION AND CONFLICTS OF INTEREST – Cohen & Steers Capital Management, Inc. (Cohen & Steers)” is hereby revised by changing the title to Cohen & Steers Capital Management, Inc./Cohen & Steers Asia Limited/Cohen & Steers UK Limited (Cohen & Steers).

XIII.	The section in Part II of the SAI entitled “APPENDIX II: PROXY VOTING POLICIES OF THE SUBADVISERS - COHEN & STEERS CAPITAL MANAGEMENT, INC.” is hereby revised by changing the title to Cohen & Steers Capital Management, Inc./Cohen & Steers Asia Limited/Cohen & Steers UK Limited (Cohen & Steers)

B. Portfolio Name Change

The Board also recently approved changing the name of the Portfolio to the AST Cohen & Steers Global Realty Portfolio. This change is expected to become effective on or about April 29, 2019, and will be reflected in the 2019 annual update of the Trust’s Prospectus and SAI.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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